Cash and cash equivalents - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Decrease in cash and cash equivalents	€ 25,547	€ (33,895)	€ 42,533